Cover	Sep. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2021
Entity File Number	000-53988
Entity Registrant Name	DSG GLOBAL INC.
Entity Central Index Key	0001413909
Entity Tax Identification Number	26-1134956
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	214 - 5455 152nd Street
Entity Address, City or Town	Surrey
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V3S 5A5
City Area Code	604
Local Phone Number	575-3848
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	DSGT
Entity Emerging Growth Company	false